Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	Note 17 - SUBSEQUENT EVENTS The Company has evaluated subsequent events through the issuance of the consolidated financial statements and noted that there are no other subsequent events.